GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Goodwill
Goodwill	¥ 2,010,554	¥ 2,038,710	¥ 2,132,137
Goodwill
Goodwill, beginning balance	2,038,710	2,132,137
Acquisition		127,449	2,162,944
Translation adjustments and other	(28,156)	(220,876)	(206,234)
Goodwill, ending balance	2,010,554	2,038,710	2,132,137
Legal Tech
Goodwill
Goodwill	2,010,554	2,038,710	2,132,137
Goodwill
Goodwill, beginning balance	2,038,710	2,132,137
Acquisition		127,449	2,162,944
Translation adjustments and other	(28,156)	(220,876)	(206,234)
Goodwill, ending balance	¥ 2,010,554	¥ 2,038,710	¥ 2,132,137